ETFMG Alternative Harvest ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.7%
Australia - 1.6%
Pharmaceuticals - 1.6% (g)
Incannex Healthcare, Ltd. (a)		43,425,396	$6,294,622

Canada - 33.9%
Food Products - 2.0%
Village Farms International, Inc. (a)(b)		2,912,782	7,602,361
Pharmaceuticals - 31.9% (g)
Akanda Corp. (a)		242,205	196,186
Aurora Cannabis, Inc. (a)(b)		10,542,690	13,916,351
Auxly Cannabis Group, Inc. (a)(b)(f)(h)		82,005,395	4,778,127
Canopy Growth Corp. - (a)(b)		7,867,871	22,423,432
Charlottes Web Holdings, Inc. (a)(b)(f)(h)		8,451,667	3,808,240
Clever Leaves Holdings, Inc. (a)(b)		455,042	444,075
Cronos Group, Inc. (a)(b)		10,557,692	29,772,692
HEXO Corp. (a)(b)		21,396,032	4,493,167
High Tide, Inc. (a)(b)(h)		3,042,711	6,145,936
MediPharm Labs Corp. (a)(b)		8,208,513	478,277
Organigram Holdings, Inc. (a)(b)		14,935,330	13,697,191
Sundial Growers, Inc. (a)(b)		63,243,187	20,623,603
The Valens Co., Inc. (a)(b)(f)		4,038,144	2,603,837
Total Pharmaceuticals			123,381,114
Total Canada			130,983,475

Denmark - 1.2%
Tobacco - 1.2%
Scandinavian Tobacco Group AS		235,729	4,609,927

Ireland - 3.2%
Pharmaceuticals - 3.2% (g)
Jazz Pharmaceuticals PLC (a)		79,084	12,337,895

Israel - 5.0%
Pharmaceuticals - 5.0% (g)
Intercure, Ltd. (a)(b)(f)(h)		3,313,993	19,188,019

Mexico - 0.0% (d)
Construction & Engineering - 0.0% (d)
Empresas ICA SAB de CV (a)(c)		155,893	–

Sweden - 4.4%
Tobacco - 4.4%
Swedish Match AB		1,653,636	16,843,898

United Kingdom - 7.0%
Tobacco - 7.0%
British American Tobacco PLC		308,261	13,206,790
Imperial Brands PLC		625,834	13,987,159
Total Tobacco			27,193,949

United States - 42.4%
Biotechnology - 0.5%
Corbus Pharmaceuticals Holdings, Inc. (a)(f)		7,073,113	1,783,839
Chemicals - 5.8%
Schweitzer-Mauduit International, Inc.		498,219	12,515,261
Scotts Miracle-Gro Co.		126,947	10,027,544
Total Chemicals			22,542,805
Interactive Media & Services - 0.7%
Leafly Holdings, Inc. (a)(b)		638,119	2,871,536
Machinery - 2.0%
Agrify Corp. (a)(b)(f)		1,670,220	3,290,333
Hydrofarm Holdings Group, Inc. (a)		1,287,276	4,479,721
Total Machinery			7,770,054
Pharmaceuticals - 7.5% (g)
Tilray Brands, Inc. (a)(b)		8,366,793	26,104,395
Zynerba Pharmaceuticals, Inc. (a)(f)		2,451,089	2,794,241
Total Pharmaceuticals			28,898,636
Real Estate Investment Trusts (REITs) - 4.9%
AFC Gamma, Inc.		412,126	6,317,891
Chicago Atlantic Real Estate Finance, Inc. (b)		137,329	2,068,175
Innovative Industrial Properties, Inc.		95,999	10,547,410
Total Mortgage Real Estate Investment Trusts (REITs)			18,933,476
Software - 3.1%
WM Technology, Inc. (a)(b)		3,640,559	11,977,439
Specialty Retail - 3.2%
GrowGeneration Corp. (a)(b)(f)		3,469,396	12,455,132
Tobacco - 14.7%
22nd Century Group, Inc. (a)(b)		6,377,436	13,583,939
Altria Group, Inc.		231,301	9,661,443
Philip Morris International, Inc.		124,917	12,334,305
Turning Point Brands, Inc.		411,769	11,171,293
Vector Group, Ltd.		974,734	10,234,707
Total Tobacco			56,985,687
Total United States			164,218,604
TOTAL COMMON STOCKS (Cost $1,072,081,500)			381,670,389

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 55.1%
ETFMG Sit Ultra Short ETF (f)		1,725,000	83,981,625
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (e)		129,315,892	129,315,892
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $215,134,490)			213,297,517

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 1.29% (e)
TOTAL SHORT-TERM INVESTMENTS (Cost $5,056,670)		5,056,670	5,056,670
			5,056,670

Total Investments (Cost $1,292,272,660) - 155.1%			600,024,576
Liabilities in Excess of Other Assets - (55.1)%			(213,042,915)
TOTAL NET ASSETS - 100.0%			$386,981,661

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)			Value determined using significant unobservable inputs. The value of this security totals $6,294,622 which represents 1.63% of total net assets. Classified as Level 3 in the fair value hierarchy.
(d)			Less than 0.05% of net assets.
(e)			The rate shown is the annualized seven-day yield at June 30, 2022.
(f)			Affiliated Security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2022 is set forth below.
(g)			As of June 30, 2022, the Fund had a significant portion of its assets invested in the Pharmaceutical industry.
(h)			Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $33,920,322, which represents 8.8% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2022	Ending Shares
Agrify Corp.	$11,585,590	$12,182,669	$(1,481,112)	$(761,601)	$(18,235,213)	$-	$3,290,333	1,670,220
Aurora Cannabis, Inc.	13,717,457	5,544,907	(3,225,513)	(3,248,649)	(8,010,075)	-	4,778,127	82,005,395
Charlottes Web Holdings, Inc.	23,730,797	4,208,213	(4,899,795)	(19,837,255)	606,280	-	3,808,240	8,451,667
Corbus Pharmaceuticals Holdings, Inc.	14,383,541	1,307,373	(3,101,561)	(13,175,778)	2,370,264	-	1,783,839	7,073,113
ETFMG Sit Ultra Short ETF	85,827,375	-	-	-	(1,845,750)	-	83,981,625	1,725,000
GrowGeneration Corp.	63,275,318	28,063,389	(10,334,606)	(43,728,160)	(24,820,809)	-	12,455,132	3,469,396
Intercure, Ltd.	-	26,617,128	(1,377,163)	26,593	(6,078,539)	-	19,188,019	3,313,993
The Valens Company, Inc.	30,029,909	4,518,598	(7,527,134)	(14,014,480)	(10,403,057)	-	2,603,836	4,038,144
Zynerba Pharmaceuticals, Inc.	18,879,935	2,091,405	(5,104,622)	(8,268,513)	(4,803,964)	-	2,794,241	2,451,089
	$261,429,922	$84,533,682	$(37,051,506)	$(103,007,843)	$(71,220,863)	$-	$134,683,392	114,198,017

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

MJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$381,670,389	$-	$-	(1)	$381,670,389
Short-Term Investments	5,056,670	-	-		5,056,670
ETFMG Sit Ultra Short ETF**	83,981,625	-	-		83,981,625
Investments Purchased with Securities Lending Collateral*	-	-	-		129,315,892
Total Investments in Securities	$470,708,684	$-	$-		$600,024,576

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.